Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land-Use Rights, Net [Abstract]
Land-use rights	$ 2,394,453	$ 2,467,679
Less: accumulated amortization	(326,178)	(287,896)
Land-use rights, net	$ 2,068,275	$ 2,179,783	$ 2,289,089